Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of acquired receivables [abstract]
Summary of Receivables

	2024	2023
	€	€
Current tax receivable	2,486,680	615,538
VAT receivables	457,834	423,486
	2,944,514	1,039,024